Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000004723 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004723 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004723 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004723 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004723 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004723 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004723 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004723 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004723 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004723 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004723 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000004723 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000004723 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000004723 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000004723 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004723 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004723 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004723 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004723 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004723 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004724 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004724 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004724 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004724 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004724 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004724 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004724 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004724 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004724 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004724 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000004724 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000004724 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000004724 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000004724 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000004724 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000004724 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004724 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004724 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004724 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004724 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000175204 [Member] | TechnipFMC Plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175204 [Member] | Merit Medical Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175204 [Member] | Integer Holdings Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175204 [Member] | Tetra Tech Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000175204 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000175204 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000175204 [Member] | Ollie s Bargain Outlet Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175204 [Member] | Woodward Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000175204 [Member] | CyberArk Software Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175204 [Member] | Stifel Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000175204 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000175204 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000175204 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000175204 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000175204 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000175204 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175204 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000175204 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175204 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175204 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000243226 [Member] | Federal Reserve 4 80 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000243226 [Member] | Bank of Montreal 4 84 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243226 [Member] | Citigroup Global Markets Inc 4 88 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000243226 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 43 3 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243226 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 55 1 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000243226 [Member] | Citigroup Global Markets Inc 4 85 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243226 [Member] | Citigroup Global Markets Inc 4 86 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243226 [Member] | ING Financial Markets LLC 4 87 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000243226 [Member] | U S Treasury Bills U S Treasury Bill When Issued 0 00 1 28 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000243226 [Member] | National Australia Bank 4 85 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000243226 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000243226 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000243226 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000243226 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000243226 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243226 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000243226 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000243226 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000004729 [Member] | Federal Reserve 4 80 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000004729 [Member] | Bank of Montreal 4 84 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000004729 [Member] | Citigroup Global Markets Inc 4 88 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004729 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 43 3 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004729 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 55 1 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000004729 [Member] | Citigroup Global Markets Inc 4 85 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004729 [Member] | Citigroup Global Markets Inc 4 86 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004729 [Member] | ING Financial Markets LLC 4 87 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004729 [Member] | U S Treasury Bills U S Treasury Bill When Issued 0 00 1 28 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004729 [Member] | National Australia Bank 4 85 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004729 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000004729 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000004729 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000004729 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000004729 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000004729 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000004729 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000004729 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000071257 [Member] | Federal Reserve 4 80 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000071257 [Member] | Bank of Montreal 4 84 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071257 [Member] | Citigroup Global Markets Inc 4 88 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071257 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 43 3 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071257 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 55 1 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071257 [Member] | Citigroup Global Markets Inc 4 85 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071257 [Member] | Citigroup Global Markets Inc 4 86 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071257 [Member] | ING Financial Markets LLC 4 87 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071257 [Member] | U S Treasury Bills U S Treasury Bill When Issued 0 00 1 28 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071257 [Member] | National Australia Bank 4 85 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071257 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000071257 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071257 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000071257 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000071257 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000071257 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000071257 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000071257 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000071260 [Member] | Federal Reserve 4 80 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C000071260 [Member] | Bank of Montreal 4 84 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000071260 [Member] | Citigroup Global Markets Inc 4 88 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000071260 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 43 3 20 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071260 [Member] | U S Treasury Bills U S Treasury Bill When Issued 4 55 1 21 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000071260 [Member] | Citigroup Global Markets Inc 4 85 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071260 [Member] | Citigroup Global Markets Inc 4 86 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071260 [Member] | ING Financial Markets LLC 4 87 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000071260 [Member] | U S Treasury Bills U S Treasury Bill When Issued 0 00 1 28 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000071260 [Member] | National Australia Bank 4 85 10 1 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000071260 [Member] | Less than 8 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.50%
C000071260 [Member] | Eight to 14 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000071260 [Member] | Fifteen to 30 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000071260 [Member] | Thirty One to 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000071260 [Member] | Over 180 days [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000071260 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000071260 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000071260 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000004738 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000004738 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004738 [Member] | Astrana Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004738 [Member] | SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004738 [Member] | UFP Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004738 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000004738 [Member] | iShares Russell Microcap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004738 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004738 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000004738 [Member] | Napco Security Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000004738 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000004738 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000004738 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000004738 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004738 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000004738 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004738 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004738 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004738 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004738 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000034084 [Member] | Onto Innovation Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000034084 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034084 [Member] | Astrana Health Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034084 [Member] | SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000034084 [Member] | UFP Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000034084 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000034084 [Member] | iShares Russell Microcap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000034084 [Member] | Novanta Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000034084 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000034084 [Member] | Napco Security Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000034084 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000034084 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000034084 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000034084 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000034084 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000034084 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000034084 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000034084 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000034084 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000034084 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004742 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004742 [Member] | SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004742 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004742 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004742 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004742 [Member] | Compass Diversified Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004742 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004742 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004742 [Member] | Magnolia Oil And Gas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004742 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004742 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004742 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004742 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000004742 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004742 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004742 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004742 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004742 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004742 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004742 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004745 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004745 [Member] | SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004745 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000004745 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000004745 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004745 [Member] | Compass Diversified Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000004745 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000004745 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004745 [Member] | Magnolia Oil And Gas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004745 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004745 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004745 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000004745 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000004745 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000004745 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000004745 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000004745 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000004745 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000004745 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004745 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000004745 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000175205 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175205 [Member] | SPDR S And P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175205 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000175205 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000175205 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000175205 [Member] | Compass Diversified Holdings [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000175205 [Member] | Patrick Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175205 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175205 [Member] | Magnolia Oil And Gas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175205 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175205 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000175205 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000175205 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000175205 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000175205 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000175205 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175205 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175205 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000175205 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175205 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000175205 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004750 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004750 [Member] | iShares Russell Microcap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004750 [Member] | Willis Lease Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004750 [Member] | Miller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004750 [Member] | Beazer Homes USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004750 [Member] | Natural Grocers by Vitamin Cottage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004750 [Member] | North American Construction Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004750 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004750 [Member] | Oil Dri Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004750 [Member] | Bel Fuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004750 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004750 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000004750 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004750 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000004750 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004750 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004750 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004750 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004750 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004753 [Member] | Ducommun Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004753 [Member] | iShares Russell Microcap Index Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004753 [Member] | Willis Lease Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000004753 [Member] | Miller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000004753 [Member] | Beazer Homes USA Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004753 [Member] | Natural Grocers by Vitamin Cottage Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000004753 [Member] | North American Construction Group Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004753 [Member] | Enova International Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004753 [Member] | Oil Dri Corp of America [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004753 [Member] | Bel Fuse Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004753 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000004753 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004753 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000004753 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004753 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.10%
C000004753 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004753 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004753 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000004753 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000004753 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000004753 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074294 [Member] | Fannie Mae TBA 2 00 10 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000074294 [Member] | Fannie Mae TBA 2 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000074294 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000074294 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000074294 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000074294 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074294 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000074294 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074294 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000074294 [Member] | Freddie Mac Pool RA5427 2 50 6 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000074294 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000074294 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000074294 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000074294 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000066097 [Member] | Fannie Mae TBA 2 00 10 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000066097 [Member] | Fannie Mae TBA 2 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000066097 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000066097 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000066097 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066097 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066097 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066097 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066097 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000066097 [Member] | Freddie Mac Pool RA5427 2 50 6 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066097 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000066097 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000066097 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000066097 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000210802 [Member] | Fannie Mae TBA 2 00 10 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000210802 [Member] | Fannie Mae TBA 2 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000210802 [Member] | Fannie Mae Pool CB4463 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000210802 [Member] | Fannie Mae Pool CB5037 5 50 11 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000210802 [Member] | Fannie Mae Pool CB4314 4 50 8 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000210802 [Member] | Freddie Mac Pool RA7503 4 50 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210802 [Member] | Fannie Mae Pool BL4650 2 30 10 1 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000210802 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210802 [Member] | Fannie Mae Pool CB3797 4 00 6 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000210802 [Member] | Freddie Mac Pool RA5427 2 50 6 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000210802 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210802 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000210802 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.40%
C000210802 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102917 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102917 [Member] | Petroleos Mexicanos 6 35 2 12 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102917 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102917 [Member] | Turkey Government International Bond 5 75 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102917 [Member] | Argentine Republic Government International Bond 4 13 7 9 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Panama Government International Bond 4 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Angolan Government International Bond 8 25 5 9 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102917 [Member] | Petroleos Mexicanos 5 63 1 23 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102917 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000102917 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102917 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102917 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000102917 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102917 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102917 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102917 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102917 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000102917 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000102917 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000102917 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102917 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102917 [Member] | SENEGAL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000102917 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102917 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000102917 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102917 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102917 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000102918 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102918 [Member] | Petroleos Mexicanos 6 35 2 12 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000102918 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000102918 [Member] | Turkey Government International Bond 5 75 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000102918 [Member] | Argentine Republic Government International Bond 4 13 7 9 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Panama Government International Bond 4 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Angolan Government International Bond 8 25 5 9 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102918 [Member] | Petroleos Mexicanos 5 63 1 23 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000102918 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000102918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000102918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000102918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102918 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000102918 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102918 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000102918 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000102918 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000102918 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000102918 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000102918 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000102918 [Member] | SENEGAL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000102918 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000102918 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000102918 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000102918 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000102918 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000176573 [Member] | Oman Government International Bond 6 75 1 17 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176573 [Member] | Petroleos Mexicanos 6 35 2 12 48 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176573 [Member] | Turkey Government International Bond 4 88 4 16 43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176573 [Member] | Turkey Government International Bond 5 75 5 11 47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176573 [Member] | Argentine Republic Government International Bond 4 13 7 9 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Argentine Republic Government International Bond 3 50 7 9 41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Colombia Government International Bond 8 00 11 14 35 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Panama Government International Bond 4 50 4 1 56 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Angolan Government International Bond 8 25 5 9 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000176573 [Member] | Petroleos Mexicanos 5 63 1 23 46 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176573 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000176573 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176573 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176573 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000176573 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000176573 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176573 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000176573 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000176573 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000176573 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000176573 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000176573 [Member] | SERBIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000176573 [Member] | UZBEKISTAN
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000176573 [Member] | SENEGAL
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000176573 [Member] | MONTENEGRO
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000176573 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000176573 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000176573 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176573 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.90%
C000102921 [Member] | Credit Agricole SA 6 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102921 [Member] | Dealer Tire LLC DT Issuer LLC 8 00 2 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102921 [Member] | Venture Global LNG Inc 7 00 1 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | Rocket Software Inc 9 00 11 28 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | Calpine Corp 5 25 6 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | Prairie Acquiror LP 9 00 8 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102921 [Member] | NESCO Holdings II Inc 5 50 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | Specialty Building Products Holdings LLC SBP Finance Corp 6 38 9 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102921 [Member] | Allied Universal Holdco LLC 7 88 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | Clarios Global LP Clarios US Finance Co 6 25 5 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102921 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102921 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000102921 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000102921 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000102921 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102921 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000102921 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102921 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000102921 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102921 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000102922 [Member] | Credit Agricole SA 6 70 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000102922 [Member] | Dealer Tire LLC DT Issuer LLC 8 00 2 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000102922 [Member] | Venture Global LNG Inc 7 00 1 15 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | Rocket Software Inc 9 00 11 28 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | Calpine Corp 5 25 6 1 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | Prairie Acquiror LP 9 00 8 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000102922 [Member] | NESCO Holdings II Inc 5 50 4 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | Specialty Building Products Holdings LLC SBP Finance Corp 6 38 9 30 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000102922 [Member] | Allied Universal Holdco LLC 7 88 2 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | Clarios Global LP Clarios US Finance Co 6 25 5 15 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000102922 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000102922 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000102922 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000102922 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000102922 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000102922 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000102922 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000102922 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000102922 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000102922 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000225268 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225268 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000225268 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225268 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225268 [Member] | Magnolia Oil And Gas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000225268 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225268 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000225268 [Member] | Cheesecake Factory Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225268 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225268 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000225268 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000225268 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000225268 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000225268 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000225268 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000225268 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000225268 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000225268 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000225268 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000225268 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000225268 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000146124 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146124 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000146124 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146124 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000146124 [Member] | Magnolia Oil And Gas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000146124 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146124 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000146124 [Member] | Cheesecake Factory Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146124 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146124 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000146124 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000146124 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000146124 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000146124 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000146124 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000146124 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000146124 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000146124 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000146124 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000146124 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000146124 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000175206 [Member] | Lantheus Holdings Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175206 [Member] | Barrett Business Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000175206 [Member] | Taylor Morrison Home Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175206 [Member] | Group 1 Automotive Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000175206 [Member] | Magnolia Oil And Gas Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000175206 [Member] | Nexstar Media Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175206 [Member] | Matador Resources Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000175206 [Member] | Cheesecake Factory Inc The [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175206 [Member] | Reinsurance Group of America Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175206 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000175206 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000175206 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000175206 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000175206 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000175206 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.60%
C000175206 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000175206 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000175206 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000175206 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000175206 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000175206 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000217811 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000217811 [Member] | City of Hope 5 48 10 16 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217811 [Member] | Baptist Healthcare System Obligated Group 4 97 10 24 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217811 [Member] | Trinity Health Corp 5 32 10 28 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000217811 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217811 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000217811 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000217811 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000217811 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000217811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000217811 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000217811 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000217811 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000217811 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000217811 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000217811 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000217811 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000217811 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000217811 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195863 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195863 [Member] | City of Hope 5 48 10 16 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195863 [Member] | Baptist Healthcare System Obligated Group 4 97 10 24 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195863 [Member] | Trinity Health Corp 5 32 10 28 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195863 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195863 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195863 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195863 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195863 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195863 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195863 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195863 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000195863 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000195863 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195863 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000195863 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000195863 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000195863 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195863 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000195864 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000195864 [Member] | City of Hope 5 48 10 16 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195864 [Member] | Baptist Healthcare System Obligated Group 4 97 10 24 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195864 [Member] | Trinity Health Corp 5 32 10 28 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000195864 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195864 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000195864 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000195864 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000195864 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000195864 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000195864 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000195864 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000195864 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000195864 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000195864 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000195864 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000195864 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000195864 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000195864 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000227055 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227055 [Member] | City of Hope 5 48 10 16 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227055 [Member] | Baptist Healthcare System Obligated Group 4 97 10 24 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227055 [Member] | Trinity Health Corp 5 32 10 28 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000227055 [Member] | Amgen Inc 5 25 3 2 33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227055 [Member] | Fannie Mae Pool BZ0523 4 50 2 1 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000227055 [Member] | Fannie Mae Pool BS1730 1 53 4 1 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | Elevance Health Inc 5 15 6 15 29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | American Water Capital Corp 4 45 6 1 32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000227055 [Member] | Fannie Mae Pool BT1616 2 00 4 1 51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000227055 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000227055 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000227055 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000227055 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000227055 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000227055 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227055 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000227055 [Member] | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000227055 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000227055 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000227055 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231739 [Member] | Fannie Mae TBA 2 00 10 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231739 [Member] | Fannie Mae TBA 2 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231739 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000231739 [Member] | U S Treasury Bill When Issued 0 00 12 3 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231739 [Member] | U S Treasury Bill When Issued 5 31 10 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231739 [Member] | Fannie Mae TBA 3 00 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231739 [Member] | U S Treasury Notes 5 00 8 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231739 [Member] | Fannie Mae TBA 3 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231739 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231739 [Member] | Retained Vantage Data Centers Issuer LLC Series 2024 1A Class B 5 78 9 15 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231739 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231739 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000231739 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000231739 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231739 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231739 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231739 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231739 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231739 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231739 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231739 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231739 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000231739 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231739 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231739 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231741 [Member] | Fannie Mae TBA 2 00 10 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231741 [Member] | Fannie Mae TBA 2 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231741 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000231741 [Member] | U S Treasury Bill When Issued 0 00 12 3 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231741 [Member] | U S Treasury Bill When Issued 5 31 10 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231741 [Member] | Fannie Mae TBA 3 00 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231741 [Member] | U S Treasury Notes 5 00 8 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231741 [Member] | Fannie Mae TBA 3 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231741 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231741 [Member] | Retained Vantage Data Centers Issuer LLC Series 2024 1A Class B 5 78 9 15 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231741 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231741 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000231741 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000231741 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231741 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231741 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231741 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231741 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231741 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231741 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231741 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231741 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000231741 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231741 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231741 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231740 [Member] | Fannie Mae TBA 2 00 10 15 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000231740 [Member] | Fannie Mae TBA 2 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000231740 [Member] | Fannie Mae TBA 4 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000231740 [Member] | U S Treasury Bill When Issued 0 00 12 3 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231740 [Member] | U S Treasury Bill When Issued 5 31 10 15 24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000231740 [Member] | Fannie Mae TBA 3 00 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000231740 [Member] | U S Treasury Notes 5 00 8 31 25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231740 [Member] | Fannie Mae TBA 3 50 10 1 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000231740 [Member] | Fannie Mae Pool BT8271 4 00 7 1 52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000231740 [Member] | Retained Vantage Data Centers Issuer LLC Series 2024 1A Class B 5 78 9 15 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231740 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000231740 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C000231740 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000231740 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000231740 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231740 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000231740 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231740 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231740 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000231740 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231740 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000231740 [Member] | U S Government Agency Backed Mortgages [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C000231740 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000231740 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000231740 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000231742 [Member] | Retained Vantage Data Centers Issuer LLC Series 2024 1A Class B 5 78 9 15 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231742 [Member] | U S Treasury Notes 4 25 3 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231742 [Member] | Plains All American Pipeline LP Series B Term SOFR 3M 4 372 9 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231742 [Member] | EQM Midstream Partners LP 4 75 1 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Hilton Domestic Operating Co Inc Term SOFR 1M 1 75 7 03 11 8 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Intel Corp 4 88 2 10 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | Avolon TLB Borrower 1 US LLC Term SOFR 1M 2 00 6 96 6 22 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | EnLink Midstream Partners LP Series C Term SOFR 3M 4 372 9 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231742 [Member] | Banco de Credito e Inversiones SA 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231742 [Member] | Citadel Securities LP Term SOFR 1M 2 36 7 50 7 29 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231742 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231742 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231742 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000231742 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000231742 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231742 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231742 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231742 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231742 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231742 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000231742 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231742 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000231742 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231742 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231742 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231742 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231742 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231742 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231742 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231742 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231742 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231744 [Member] | Retained Vantage Data Centers Issuer LLC Series 2024 1A Class B 5 78 9 15 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231744 [Member] | U S Treasury Notes 4 25 3 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231744 [Member] | Plains All American Pipeline LP Series B Term SOFR 3M 4 372 9 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231744 [Member] | EQM Midstream Partners LP 4 75 1 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Hilton Domestic Operating Co Inc Term SOFR 1M 1 75 7 03 11 8 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Intel Corp 4 88 2 10 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | Avolon TLB Borrower 1 US LLC Term SOFR 1M 2 00 6 96 6 22 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | EnLink Midstream Partners LP Series C Term SOFR 3M 4 372 9 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231744 [Member] | Banco de Credito e Inversiones SA 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231744 [Member] | Citadel Securities LP Term SOFR 1M 2 36 7 50 7 29 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231744 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231744 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231744 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000231744 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000231744 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231744 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231744 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231744 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231744 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231744 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000231744 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231744 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000231744 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231744 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231744 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231744 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231744 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231744 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231744 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231744 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231744 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231743 [Member] | Retained Vantage Data Centers Issuer LLC Series 2024 1A Class B 5 78 9 15 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231743 [Member] | U S Treasury Notes 4 25 3 15 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231743 [Member] | Plains All American Pipeline LP Series B Term SOFR 3M 4 372 9 49 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000231743 [Member] | EQM Midstream Partners LP 4 75 1 15 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Hilton Domestic Operating Co Inc Term SOFR 1M 1 75 7 03 11 8 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Intel Corp 4 88 2 10 26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | Avolon TLB Borrower 1 US LLC Term SOFR 1M 2 00 6 96 6 22 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | EnLink Midstream Partners LP Series C Term SOFR 3M 4 372 9 31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231743 [Member] | Banco de Credito e Inversiones SA 7 50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231743 [Member] | Citadel Securities LP Term SOFR 1M 2 36 7 50 7 29 30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000231743 [Member] | Africa Middle East [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231743 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231743 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.00%
C000231743 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000231743 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231743 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000231743 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000231743 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231743 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000231743 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000231743 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231743 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.60%
C000231743 [Member] | South America [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000231743 [Member] | Latin America [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000231743 [Member] | Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000231743 [Member] | Asia [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000231743 [Member] | North America [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000231743 [Member] | U S Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000231743 [Member] | Foreign Government Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231743 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000231743 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%